Stockholder Payable (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Stockholder payable outstanding balance	$ 9,959,000		$ 9,609,000	$ 8,331,000
Chairperson and President [Member]
Advance from related party	351,000	$ 327,000	1,291,000	1,308,000
Refund to related party	$ 1,000	$ 1,000	$ 13,000	$ 3,000